Stock-Based Compensation - Schedule of Assumptions Used to Determine Fair Value of Option Grants (Detail)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate, Minimum	1.47%	2.73%	1.60%	0.71%
Risk-free interest rate, Maximum	1.51%		2.73%	2.19%
Expected volatility, Minimum	90.10%	107.01%	97.91%	74.53%
Expected volatility, Maximum	91.16%		107.01%	107.30%
Weighted average expected volatility	90.29%	107.01%	101.52%	76.27%
Expected life (in years)		10 years
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	6 years 18 days		5 years 2 months 12 days	5 years 2 months 12 days
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected life (in years)	6 years 3 months		10 years	10 years